Stockholders' Equity	12 Months Ended
Oct. 31, 2015
Stockholders' Equity
Stockholders' Equity

Note 13: Stockholders’ Equity

Dividends

The stockholders of HP common stock are entitled to receive dividends when and as declared by HP’s Board of Directors. Dividends declared were $0.67 per common share in fiscal 2015, $0.61 per common share in fiscal 2014 and $0.55 per common share in fiscal 2013.

Share Repurchase Program

HP’s share repurchase program authorizes both open market and private repurchase transactions. In fiscal 2015, HP executed share repurchases of 75 million shares which included 0.5 million shares settled in November, 2015. In fiscal 2015, HP settled total shares for $2.9 billion. In fiscal 2014, HP executed share repurchases of 92 million shares and settled total shares for $2.7 billion. In fiscal 2013, HP executed share repurchases of 77 million shares and settled total shares for $1.5 billion.

The shares repurchased in fiscal 2015, 2014 and 2013 were all open market repurchase transactions. As of October 31, 2015, HP had remaining authorization of $2.0 billion for future share repurchases under the $10.0 billion repurchase authorization approved by HP’s Board of Directors on July 21, 2011.

Taxes related to Other Comprehensive (Loss) Income

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Tax benefit (provision) on change in unrealized (losses) gains on available-for-sale securities:
Tax benefit (provision) on unrealized (losses) gains arising during the period	$2	$(1)	$(14)

	2	(1)	(14)

Tax benefit (provision) on change in unrealized components of cash flow hedges:
Tax (provision) benefit on unrealized gains (losses) arising during the period	(294)	(174)	97
Tax provision (benefit) on (gains) losses reclassified into earnings	368	(18)	(49)

	74	(192)	48

Tax benefit (provision) on change in unrealized components of defined benefit plans:
Tax benefit (provision) on (losses) gains arising during the period	5	181	(258)
Tax benefit on amortization of actuarial loss and prior service benefit	(18)	(18)	(35)
Tax benefit (provision) on curtailments, settlements and other	24	(9)	(5)

	11	154	(298)

Tax (provision) benefit on change in cumulative translation adjustment	(73)	(27)	25

Tax benefit (provision) on other comprehensive (loss) income	$14	$(66)	$(239)

Changes and reclassifications related to Other Comprehensive (Loss) Income, net of taxes

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Other comprehensive (loss) income, net of taxes:
Change in unrealized (losses) gains on available-for-sale securities:
Unrealized (losses) gains arising during the period	$(15)	$6	$38
Gains reclassified into earnings	—	(1)	(49)

	(15)	5	(11)

Change in unrealized components of cash flow hedges:
Unrealized gains (losses) arising during the period	797	163	(146)
(Gains) losses reclassified into earnings(1)	(944)	133	57

	(147)	296	(89)

Change in unrealized components of defined benefit plans:
(Losses) gains arising during the period	(543)	(2,575)	1,695
Amortization of actuarial loss and prior service benefit	425	241	291
Curtailments, settlements and other	139	42	20

	21	(2,292)	2,006

Change in cumulative translation adjustment	(280)	(112)	(125)

Other comprehensive (loss) income, net of taxes	$(421)	$(2,103)	$1,781

(1)	Reclassification of pre-tax (gains) losses on cash flow hedges into the Consolidated Statements of Earnings was as follows:

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Net revenue	$(995)	$17	$(2)
Cost of revenue	156	74	164
Other operating expenses	3	—	(3)
Interest and other, net	4	—	—

Continuing Operations	(832)	91	159
Discontinued Operations	(480)	60	(53)

Total	$(1,312)	$151	$106

The components of accumulated other comprehensive loss, net of taxes as of October 31, 2015 and changes during fiscal year 2015 were as follows:

	Net unrealized gain on available-for-sale securities	Net unrealized gain (loss) on cash flow hedges	Unrealized components of defined benefit plans	Cumulative translation adjustment	Accumulated other comprehensive loss
	In millions
Balance at beginning of period	$81	$108	$(5,376)	$(694)	$(5,881)
Other comprehensive (loss) income before reclassifications	(15)	797	(404)	(280)	98
Reclassifications of (gains) losses into earnings	—	(944)	425	—	(519)

Balance at end of period	$66	$(39)	$(5,355)	$(974)	$(6,302)

Separation of Hewlett Packard Enterprise(1)	$(55)	$(68)	$4,230	$974	$5,081

(1)	Represents amounts reclassified to retained earnings and distributed to Hewlett Packard Enterprise in connection with the Separation on November 1, 2015.